PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 8.6%
6,862  Health Care Select
Sector SPDR Fund
$ 1,001,921
1.0
187,225  Schwab U.S. TIPS
ETF
5,034,480
5.1
51,254  Vanguard Total
International Bond ETF
2,502,220
2.5
Total Exchange-Traded
Funds
(Cost $8,555,306)
8,538,621
8.6
MUTUAL FUNDS: 91.4%
Affiliated Investment Companies: 91.4%
864,062  Voya High Yield Bond
Fund - Class R6
5,944,743
6.0
3,139,895  Voya Intermediate
Bond Fund - Class R6
27,505,481
27.8
455,128  Voya Large Cap Value
Portfolio - Class R6
2,958,330
3.0
52,250  Voya Large-Cap
Growth Fund - Class
R6
2,816,255
2.8
436,761
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
2,341,039
2.4
223,146  Voya Multi-Manager
International Equity
Fund - Class I
2,427,829
2.4
265,689  Voya Multi-Manager
Mid Cap Value Fund
- Class I
2,468,255
2.5
2,238,408  Voya Short Duration
Bond Fund - Class R6
20,973,880
21.2
223,958  Voya U.S. Stock Index
Portfolio - Class I
4,342,543
4.4
950,784  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
8,975,400
9.1
345,865  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
9,760,310
9.8
Total Mutual Funds
(Cost $90,208,182)
90,514,065
91.4
Total Long-Term
Investments
(Cost $98,763,488)
99,052,686
100.0
Total Investments in
Securities
(Cost $98,763,488) $ 99,052,686 100.0
Assets in Excess of
Other Liabilities 32,412 0.0
Net Assets $ 99,085,098 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 8,538,621 $ — $ — $ 8,538,621
Mutual Funds 90,514,065 — — 90,514,065
Total Investments, at fair value $ 99,052,686 $ — $ — $ 99,052,686
Other Financial Instruments+
Futures 51 — — 51
Total Assets $ 99,052,737 $ — $ — $ 99,052,737
Liabilities Table
Other Financial Instruments+
Futures $ (8,497) $ — $ — $ (8,497)
Total Liabilities $ (8,497) $ — $ — $ (8,497)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 5,988,695 $ 251,476 $ (260,995) $ (34,433) $ 5,944,743 $ 98,315 $ 42 $ —
Voya Intermediate Bond Fund -
Class R6
27,373,253 1,148,722 (1,637,605) 621,111 27,505,481 301,995 (180,863) —
Voya Large Cap Value Portfolio -
Class R6
2,820,085 160,165 (84,194) 62,274 2,958,330 — 27,382 —
Voya Large-Cap Growth Fund -
Class R6
— 3,179,959 (69,501) (294,203) 2,816,255 — (4,574) —
Voya MidCap Opportunities
Portfolio - Class R6
1,409,331 1,217,353 (52,520) (233,125) 2,341,039 — 24,911 —
Voya Multi-Manager International
Equity Fund - Class I
1,950,756 501,690 (107,441) 82,824 2,427,829 — 45,712 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,399,979 1,205,174 (67,419) (69,479) 2,468,255 — 10,012 —
Voya Russell
TM
Large Cap Growth
Index - Class I
3,071,463 25,179 (2,677,404) (419,238) — — 375,786 —
Voya Short Duration Bond Fund -
Class R6
22,119,399 796,405 (2,024,338) 82,414 20,973,880 251,920 10,284 —
Voya U.S. Stock Index Portfolio -
Class I
5,401,899 289,950 (753,446) (595,860) 4,342,543 — 417,798 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
9,895,681 284,930 (1,609,279) 404,068 8,975,400 — (196,965) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
9,839,069 319,076 (429,466) 31,631 9,760,310 — (42,462) —
$ 91,269,610 $ 9,380,079 $ (9,773,608) $ (362,016) $ 90,514,065 $ 652,230 $ 487,063 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution Conservative Portfolio
At March 31, 2025, the following futures contracts were outstanding for Voya Solution Conservative Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 5 06/20/25 $ 506,775 $ (8,497)
$ 506,775 $ (8,497)
Short Contracts:
U.S. Treasury 2-Year Note (2) 06/30/25 (414,344) 51
$ (414,344) $ 51
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,212,344
Gross Unrealized Depreciation (923,146)
Net Unrealized Appreciation $ 289,198